Segments (Tables)	12 Months Ended
Sep. 30, 2023
Segments [Abstract]
Schedule of Revenue

The following table presents revenue by location based on the primary billing address of the customer:

	Year ended September 30,
	2023	2022	2021
	$	$	$
United States	2,863,154	4,609,147	2,909,415
France	2,433,571	775,891	1,606,589
South Korea	744,466	502,461	787,026
Hong Kong	646,696	296,838	195,038
Germany	182,351	266,662	293,104
Canada	131,675	709,172	425,521
Japan	124,384	263,752	182,840
Poland	116,810	—	—
Columbia	54,767	—	—
United Kingdom	—	300,211	612,456
Italy	—	171,237	—
Turkey	—	156,420	505,189
China	—	125,441	—
New Zealand	—	71,015	158,115
Vietnam	—	—	167,436
Other	149,303	517,874	388,597
	7,447,177	8,766,121	8,231,326

Schedule of Non-Current Assets

The following table presents non-current assets, consisting of property and equipment, right-of-use assets, intangible assets, goodwill and other long-term assets, by location:

		As restated (note 2)
	As at September 30,
	2023	2022
	$	$
Canada	20,480,112	20,587,675
Israel	37,688,596	31,007,023
	58,168,708	51,594,698